Note 16 - Restricted Cash (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Restricted cash and cash equivalents	$ 1,319
Restricted cash related to bank guarantees	816
Restricted cash related to initial investment in ISS Joint Venture	$ 503